CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Cash and cash equivalents	$ 2,692,063	$ 7,533,690	$ 6,558,176
Cash segregated - customers	29,291,802	21,874,954	20,548,972
Cash segregated - PAB	200,563	200,575	200,738
Receivables - broker-dealers and clearing organizations	13,649,538	4,179,625	1,333,306
Receivables - customers, net, net of allowance for credit losses of $401,128 and $401,128 as of September 30, 2025 and June 30, 2025, respectively	980,988	320,815	823,784
Other receivables	47,155	251,099	64,842
Prepaids	342,649	573,175	67,967
Trading securities, market value, net	1,435	5	55
Total Current Assets	47,206,193	34,933,938	29,597,840
Operating lease right to use lease asset	152,146	179,267	326,336
Customer list, net	12,624,914	12,932,106	14,150,856
Goodwill	6,142,525	6,142,525	7,706,725
Pacsquare asset purchase	1,736,501	1,785,104	1,726,500
Cash deposits - broker-dealers and clearing organizations	5,015,000	4,265,000	3,515,000
Bank acquisition deposit	128,645	63,645	91,200
Other assets	628,835	591,248	336,017
Property and equipment, net			16,080
TOTAL ASSETS	73,634,759	60,892,833	57,466,554
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	31,312,809	23,935,348	20,162,973
Accounts and payables to officers/directors	352,536	199,088	686,579
Accounts payable and accrued expenses	5,329,871	6,194,311	5,393,912
Payables - broker-dealers and clearing organizations	1,735,543	497,660	4,915
Commissions, payroll and payroll taxes	386,589	395,214	273,386
Current portion of lease liability	114,271	111,983	149,499
Promissory notes	691,240	1,207,797	852,968
Current portion of long-term merger financing, net		980,106
Merger financing payable		1,618,575
Tau agreement liability		539,787
Debenture	206,610
Convertible Notes, net	4,458,025		3,783,437
Convertible notes derivative			16,462,690
Subscription agreement	691,321	2,489,945	2,425,647
Excise tax payable	2,673,056	2,611,618	2,067,572
Secured convertible note, net			6,857,101
Short-term merger financing, net			5,092,083
Contingent guarantee			3,256,863
Total Current Liabilities	49,631,940	41,003,400	51,321,915
Accrued contingent liability	100,000	100,000	100,000
Secured convertible note, net	100,546	8,909,070
Long-term convertible note Chardan, net		718,866
Derivative liability - Warrants	184,593	123,062	307,656
Earnout - liability	11,485,000	11,369,000	12,298,000
Deferred income tax liability	3,205,151	3,366,137	5,245,886
Subordinated borrowings	1,930,000	1,930,000	1,950,000
Trading account deposit	100,000	100,000	100,000
Long-term lease liability	41,346	70,746	182,729
Long-term merger financing, net			7,606,561
TOTAL LIABILITIES	66,778,576	67,690,281	95,575,437
Commitments and Contingencies (Note 9)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 126,819,145 and 40,165,602 shares issued and outstanding at September 30, 2025 and June 30, 2025, respectively	12,681	4,016	21
Additional paid-in-capital	149,848,705	135,763,445	110,165,209
Stock subscription receivable	(41,089)	(41,089)
Accumulated Deficit	(142,964,114)	(142,523,820)	(148,274,113)
TOTAL STOCKHOLDERS' DEFICIT	6,856,183	(6,797,448)	(38,108,883)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	73,634,759	60,892,833	57,466,554
Merger financing
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability		63,696
Chardan Note
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible Notes, net		3,282,518
Long-term convertible note Chardan, net	0	718,866
Debenture
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	1,189,955
Derivative
LIABILITIES AND STOCKHOLDERS' DEFICIT
Convertible notes derivative	435,027	103,185
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable			259,893
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087	$ 55,087	$ 55,087